Subsequent Events	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
20.
Subsequent Events

On February 7, 2025, the Company was awarded a contract to provide a PSV and crew for supply tours in the North Sea. The contract is for five years and has three one-year extension options. The Company has expanded its service offering to include commercial management services for the offshore sector. The Company has signed a charter agreement with the platform supply vessel’s (PSV) registered owners to lease the PSV for five years with three one-year extension options. The Company took delivery of the PSV on April 15, 2025.

On February 12, 2025, the sole director of the Company declared a cash distribution of $83,333 per common share. The total cash distribution of $8,000,000 was paid on February 13, 2025.

On February 19, 2025, MGO Global Inc. (“MGO”) and the Company successfully completed their business combination. Immediately after the effective time of the business combination, Heidmar’s shareholders transferred all of their shares of common stock of Heidmar to Heidmar Maritime Holdings Corp. (“Holdings”). In addition, MGO merged with a subsidiary of Holdings, with MGO continuing as the surviving entity and a wholly owned subsidiary of Holdings. As a result of the transaction, both MGO and Heidmar have become wholly owned subsidiaries of Holdings. Beginning on February 20, 2025, Holdings commenced trading on the Nasdaq Capital Market under the ticker symbol “HMR.”

Heidmar Maritime Holdings Corp.
Subsequent Event [Line Items]
Subsequent Events
6.
Subsequent Events:

On February 19, 2025, MGO and Heidmar successfully completed the Business Combination. Immediately after the effective time of the Business Combination, Heidmar Shareholders transferred all of their common shares of Heidmar to the Company. In addition, MGO merged with Merger Sub, with MGO continuing as the surviving entity and a wholly owned subsidiary of the Company. As a result of the transaction, both MGO and Heidmar have become wholly owned subsidiaries of the Company. Beginning on February 20, 2025, the Company’s common shares commenced trading on Nasdaq under the ticker symbol “HMR”. In connection with the consummation of the Business Combination, on February 19, 2025, the Company’s articles of incorporation were amended and restated. Following the amendment, the Company’s authorized capital stock consisted of 450,000,000 common shares with a par value of $0.001 per share and 50,000,000 preferred shares with a par value of $0.001 per share. Upon consummation of the Business Combination, the Company issued an aggregate of 57,102,585 common shares.